Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 30 – SUBSEQUENT EVENTS

Revolving Credit Facility Amendment

On February 17, 2016 the Revolving Credit Facility was amended to extend the maturity date of the commitments to January 26, 2018, reduce the required minimum guarantor coverage from 1.50:1.0 to 1.375:1.0, and to include Fitch Ratings as a designated Rating Agency within the facilities terms and conditions. The total commitment amount is $1.5 billion consisting of a $1.15 billion revolving loan tranche and a $350 million revolving loan tranche that can also be utilized for the issuance of letters of credit.

On the closing date, no amounts were drawn under the Revolving Credit Facility.  However, there was approximately $0.1 billion utilized for the issuance of letters of credit.  Any amounts drawn under the facility will be used for general corporate purposes.

The Revolving Credit Agreement is unsecured and is guaranteed by certain of the Company’s domestic operating subsidiaries.